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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [X]; Amendment Number: 3

 This Amendment (Check only one.): [_] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72221

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:

   /s/ Alex R. Lieblong        Little Rock, AR          November 14, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $192,568
                                        (thousands)

List of Other Included Managers:        None.

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                          FORM 13F INFORMATION TABLE

                                                                                                            Voting Authority
                                                                                                          ---------------------
                                                           Value              Sh/Prn  Investment  Other
Name                           Title of Class    Cusip    (x$1000)  Shares   Put/Call Discretion Managers   Sole    Shared None
----                           -------------- ----------- -------- --------- -------- ---------- -------- --------- ------ ----
Churchill Downs Inc             Common Stock  171484-10-8   3,139     62,832    SH       Sole      N/A       62,832
Comcast Corp.                   Common Stock  20030N-20-0  57,973  2,419,586    SH       Sole      N/A    2,419,586
First Marblehead                Common Stock  320771-10-8   5,788    152,600    SH       Sole      N/A      152,600
Fremont General Corp.           Common Stock  357288-10-9     156     40,000    SH       Sole      N/A       40,000
General Communication Inc.      Common Stock  369385-10-9   9,927    817,706    SH       Sole      N/A      817,706
Global Crossing Ltd New         Common Stock  G3921A-17-5  14,271    676,993    SH       Sole      N/A      676,993
Home Bancshares                 Common Stock  436893-20-0   7,472    342,900    SH       Sole      N/A      342,900
Lakes Entertainment Inc.        Common Stock  51206P-10-9   7,827    821,264    SH       Sole      N/A      821,264
Level 3 Communications          Common Stock  52729N-10-0  19,762  4,249,900    SH       Sole      N/A    4,249,900
Lincare Holdings Inc.           Common Stock  532791-10-0  14,367    392,000    SH       Sole      N/A      392,000
Lodgian Inc.                    Common Stock  54021P-40-3  34,036  2,884,400    SH       Sole      N/A    2,884,400
UAL Corporation New             Common Stock  902549-80-7  12,005    258,000    SH       Sole      N/A      258,000
Viacell Inc.                    Common Stock  92554J-10-5   2,832    600,000    SH       Sole      N/A      600,000
Willis Lease Finance Corp.      Common Stock  970646-10-5   3,013    203,025    SH       Sole      N/A      203,025